Schedule of Investments (unaudited)
April 30, 2024
BlackRock MuniHoldings New Jersey Quality Fund, Inc. (MUJ)
(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Municipal Bonds
Florida — 0.4%
Transportation — 0.4%
Florida Development Finance Corp., Refunding RB, AMT, 07/15/32(a)(b)(c)	$2,565	$ 2,647,141
New Jersey — 142.8%
Corporate — 7.5%
New Jersey Economic Development Authority, ARB
Series A, AMT, 5.63%, 11/15/30	1,730	1,748,169
Series B, AMT, 5.63%, 11/15/30	6,900	6,972,466
New Jersey Economic Development Authority, RB(d)
Series A, (NPFGC), 5.25%, 07/01/25	950	966,961
Series A, (NPFGC), 5.25%, 07/01/26	1,415	1,467,795
New Jersey Economic Development Authority, Refunding RB
3.38%, 04/01/38	4,040	3,654,334
3.50%, 04/01/42	3,030	2,636,476
AMT, 3.00%, 08/01/41	19,020	15,197,217
AMT, 3.00%, 08/01/43	23,960	18,638,876
		51,282,294
County/City/Special District/School District — 16.3%
City of Bayonne New Jersey, Refunding GO, (BAM SAW), 5.00%, 07/01/26(e)	2,425	2,512,633
City of Newark New Jersey, GO, (SAW), 4.50%, 03/15/36	3,565	3,611,872
Clifton Board of Education, GO
(AGM), 2.00%, 08/15/41	6,150	3,990,378
(AGM), 2.25%, 08/15/46	6,150	3,671,919
County of Essex New Jersey, GO, Series B, 3.00%, 09/01/46	1,700	1,321,419
County of Middlesex New Jersey, Refunding COP, 5.00%, 10/15/31	2,840	3,113,438
Essex County Improvement Authority, Refunding RB
(NPFGC GTD), 5.50%, 10/01/27	250	269,015
(NPFGC GTD), 5.50%, 10/01/28	9,380	10,331,728
(NPFGC GTD), 5.50%, 10/01/29	8,505	9,569,316
Ewing Township Board of Education, GO
4.00%, 07/15/38	2,660	2,681,656
4.00%, 07/15/39	2,320	2,327,572
Hudson County Improvement Authority, RB
5.00%, 05/01/46	5,655	5,733,747
Series A-1, (NPFGC GTD), 0.00%, 12/15/32(f)	1,000	743,477
Mercer County Improvement Authority, RB, 5.00%, 09/01/40	2,480	2,529,254
Middlesex County Improvement Authority, RB, Series B, 6.25%, 01/01/37(g)(h)	2,350	29,023
Monroe Township Board of Education/Middlesex County, Refunding GO, 5.00%, 03/01/25(e)	1,750	1,771,139
New Jersey Economic Development Authority, RB
5.00%, 06/15/43	10,690	11,111,611
Series B, 6.50%, 04/01/31	3,355	3,329,902
New Jersey Economic Development Authority, Refunding SAB, 6.50%, 04/01/28	3,339	3,344,732
Newark Board of Education, Refunding GO, Sustainability Bonds, (BAM), 3.00%, 07/15/42	1,500	1,178,850
Security	Par (000)	Value
County/City/Special District/School District (continued)
Union County Improvement Authority, Refunding RB, 5.00%, 03/01/34	$945	$ 1,046,548
Union County Utilities Authority, Refunding RB, Series A, AMT, (GTD), 5.25%, 12/01/31	36,835	36,879,082
		111,098,311
Education — 29.8%
Atlantic County Improvement Authority, RB, Series A, (AGM), 4.00%, 07/01/46	2,250	2,092,824
Camden County Improvement Authority, RB, Sustainability Bonds, 6.00%, 06/15/52	780	816,355
Gloucester County Improvement Authority, RB
5.00%, 07/01/44	1,985	1,998,773
(BAM), 5.00%, 07/01/49	5,400	5,699,751
(BAM), 5.00%, 07/01/54	5,500	5,785,701
Middlesex County Improvement Authority, RB, 5.00%, 08/15/53	3,125	3,318,551
New Jersey Economic Development Authority, RB
6.00%, 10/01/33	4,440	4,443,183
Series A, 5.00%, 07/01/27(b)	275	269,707
Series A, 5.13%, 11/01/29(b)	145	140,555
Series A, 5.00%, 01/01/35	2,000	1,904,652
Series A, 5.25%, 07/01/37(b)	1,030	976,884
Series A, 5.00%, 07/01/38	350	354,694
Series A, 6.25%, 11/01/38(b)	440	445,965
Series A, 5.38%, 07/01/47(b)	1,685	1,493,713
Series A, 5.00%, 12/01/48	4,475	4,386,777
Series A, 5.00%, 06/15/49(b)	970	872,386
Series A, 5.00%, 01/01/50	1,235	1,125,760
Series A, 5.00%, 07/01/50	905	854,537
Series A, 6.50%, 11/01/52(b)	2,490	2,501,643
Series A, 5.00%, 06/15/54(b)	730	645,028
Series A, 5.25%, 11/01/54(b)	4,040	3,564,709
Series WW, 5.00%, 06/15/25(e)	8,615	8,759,550
Series WW, 5.25%, 06/15/25(e)	8,755	8,925,579
New Jersey Economic Development Authority, Refunding RB
(AGM), 5.00%, 06/01/37	6,270	6,476,902
(AGM), 5.00%, 06/01/42	810	827,691
Series A, 4.25%, 09/01/27(b)	160	156,086
Series A, 5.63%, 08/01/34(b)	630	630,862
Series A, 5.00%, 09/01/37(b)	805	786,234
Series A, 5.88%, 08/01/44(b)	1,070	1,070,525
Series A, 6.00%, 08/01/49(b)	555	555,318
Series A, 5.13%, 09/01/52(b)	1,700	1,542,066
New Jersey Educational Facilities Authority, RB
Series A, 5.25%, 09/01/53	2,445	2,616,705
Series B, 5.25%, 03/01/54	37,470	41,150,935
Series C, (AGM), 3.25%, 07/01/49	1,060	780,767
Series C, (AGM), 4.00%, 07/01/50	895	855,931
New Jersey Educational Facilities Authority, Refunding RB
Series A, 5.00%, 07/01/39	15,555	15,573,467
Series A, 5.00%, 07/01/44	14,500	14,511,846
Series A, 4.00%, 07/01/47	2,100	1,803,933
Series D, 5.00%, 07/01/38	1,000	1,000,416
Series D, 5.00%, 07/01/43	600	600,097
New Jersey Higher Education Student Assistance Authority, RB
Series 1A-1, AMT, 4.00%, 12/01/29	930	930,005
Series 1A-1, AMT, 4.25%, 12/01/32	335	339,469
Schedule of Investments

Schedule of Investments (unaudited)(continued)
April 30, 2024
BlackRock MuniHoldings New Jersey Quality Fund, Inc. (MUJ)
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Education (continued)
New Jersey Higher Education Student Assistance Authority, RB (continued)
Series 1A-1, AMT, 4.50%, 12/01/36	$295	$ 299,705
Series B, AMT, 4.00%, 12/01/44	1,575	1,465,056
Sub-Series C, AMT, 4.00%, 12/01/48	3,210	2,788,877
Series C, AMT, Subordinate, 5.00%, 12/01/53	985	916,379
New Jersey Higher Education Student Assistance Authority, Refunding RB
Series B, AMT, 3.00%, 12/01/32	4,635	4,306,892
Series B, AMT, 4.00%, 12/01/41	3,265	3,191,157
Sub-Series C, AMT, 3.63%, 12/01/49	1,925	1,489,730
Series C, AMT, Subordinate, 5.00%, 12/01/52	18,705	18,813,494
New Jersey Institute of Technology, RB
Series A, 5.00%, 07/01/40	3,000	3,038,280
Series A, 5.00%, 07/01/45	13,000	13,111,191
		203,007,293
Health — 9.6%
Middlesex County Improvement Authority, RB, (AMBAC), 5.50%, 09/01/30	400	400,187
New Jersey Economic Development Authority, Refunding RB
5.00%, 01/01/34	1,230	1,174,660
5.00%, 01/01/39	1,980	1,807,676
5.00%, 01/01/49	1,500	1,228,144
New Jersey Health Care Facilities Financing Authority, RB
5.00%, 07/01/42	2,000	2,048,288
2.38%, 07/01/46	3,735	2,332,264
4.00%, 07/01/47	5,555	5,236,810
3.00%, 07/01/51	14,850	11,051,728
4.00%, 07/01/51	10,000	9,271,081
Series A, 5.50%, 07/01/43	5,505	5,513,255
Series B, 3.05%, 07/01/43(a)	10,450	10,450,000
New Jersey Health Care Facilities Financing Authority, Refunding RB
5.00%, 07/01/28	2,820	2,822,014
5.00%, 07/01/29	715	715,518
5.00%, 07/01/34	2,190	2,251,234
4.00%, 07/01/41	3,000	2,958,414
Series A, 4.00%, 07/01/43	3,500	3,369,940
Series A, 07/01/54(c)	2,725	2,928,133
		65,559,346
Housing — 3.4%
New Jersey Housing & Mortgage Finance Agency, RB
5.25%, 12/20/65	2,055	2,088,007
Series A, (AGM), 5.00%, 05/01/27	1,200	1,200,175
New Jersey Housing & Mortgage Finance Agency, RB, S/F Housing
Series K, 10/01/50(c)	2,180	2,182,835
Series H, Sustainability Bonds, 2.15%, 10/01/41	2,995	2,135,254
New Jersey Housing & Mortgage Finance Agency, Refunding RB, M/F Housing
Series A, 2.45%, 11/01/45	860	564,604
Series A, 4.00%, 11/01/48	675	593,901
Series A, 2.55%, 11/01/50	780	496,132
Series A, 4.10%, 11/01/53	400	351,947
Series A, 2.63%, 11/01/56	780	501,123
Series D, AMT, 4.25%, 11/01/37	1,750	1,618,795
Series D, AMT, 4.35%, 11/01/42	1,000	891,718
Series A, Sustainability Bonds, 2.65%, 11/01/46	1,150	785,561
Series A, Sustainability Bonds, 2.70%, 11/01/51	1,150	748,814
Security	Par (000)	Value
Housing (continued)
New Jersey Housing & Mortgage Finance Agency, Refunding RB, M/F Housing (continued)
Series A, Sustainability Bonds, 2.75%, 11/01/56	$1,150	$ 725,197
New Jersey Housing & Mortgage Finance Agency, Refunding RB, S/F Housing
Series A, 3.75%, 10/01/35	5,295	4,919,565
Series E, 2.40%, 10/01/45	1,885	1,358,927
Newark Housing Authority, RB, M/F Housing, Series A, 5.00%, 12/01/30	2,000	2,001,927
		23,164,482
State — 20.3%
Casino Reinvestment Development Authority, Inc., Refunding RB
5.25%, 11/01/39	13,410	13,490,712
5.25%, 11/01/44	15,755	15,815,071
Garden State Preservation Trust, RB(f)
Series B, (AGM), 0.00%, 11/01/25	10,000	9,473,524
Series B, (AGM), 0.00%, 11/01/26	6,000	5,493,321
Series B, (AGM), 0.00%, 11/01/27	4,000	3,540,792
Series B, (AGM), 0.00%, 11/01/28	4,540	3,888,695
New Jersey Economic Development Authority, RB
5.00%, 12/15/28(e)	6,305	6,876,951
4.00%, 06/15/49	5,310	5,011,545
Series A, (NPFGC), 5.25%, 07/01/24	1,785	1,788,702
Series A, (NPFGC), 5.25%, 07/01/25	7,915	8,044,861
Series A, (NPFGC), 5.25%, 07/01/26	6,085	6,290,438
Series A, 5.00%, 06/15/42	2,000	2,063,355
Series B, 5.00%, 06/15/35	3,750	4,003,826
Series B, 5.00%, 06/15/43	3,470	3,606,856
New Jersey Economic Development Authority, Refunding RB
4.00%, 07/01/46	5,025	4,833,213
Series N-1, (NPFGC), 5.50%, 09/01/27	1,000	1,064,443
Sub-Series A, 4.00%, 07/01/32	5,000	5,028,840
Sub-Series A, 5.00%, 07/01/33	5,050	5,160,068
Sub-Series A, 4.00%, 07/01/34	8,570	8,618,901
New Jersey Educational Facilities Authority, RB
Series A, 4.00%, 09/01/28	9,705	9,707,091
Series A, 5.00%, 09/01/32	4,000	4,017,393
Series A, 5.00%, 09/01/33	5,370	5,393,787
State of New Jersey, GO, 5.00%, 06/01/38	5,085	5,467,804
		138,680,189
Tobacco — 8.4%
Tobacco Settlement Financing Corp., Refunding RB
Series A, 5.00%, 06/01/35	4,695	4,932,845
Series A, 5.00%, 06/01/46	10,000	10,222,018
Series A, 5.25%, 06/01/46	6,500	6,723,547
Sub-Series B, 5.00%, 06/01/46	35,420	35,747,652
		57,626,062
Transportation — 42.1%
New Jersey Economic Development Authority, RB
4.00%, 11/01/44	4,715	4,469,246
Class A, 5.25%, 11/01/47	7,800	8,401,482
Class A, 5.00%, 11/01/52	1,000	1,048,223
AMT, (AGM), 5.00%, 01/01/31	1,000	1,000,380
AMT, 5.13%, 01/01/34	2,290	2,291,604
AMT, 5.38%, 01/01/43	23,510	23,520,818
AMT, 5.63%, 01/01/52	1,000	1,000,435
New Jersey Economic Development Authority, Refunding ARB
AMT, 5.00%, 10/01/37	8,200	8,382,367

Schedule of Investments (unaudited)(continued)
April 30, 2024
BlackRock MuniHoldings New Jersey Quality Fund, Inc. (MUJ)
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Transportation (continued)
New Jersey Economic Development Authority, Refunding ARB (continued)
AMT, 5.00%, 10/01/47	$6,200	$ 6,224,263
New Jersey Transportation Trust Fund Authority, RB
5.00%, 06/15/33	2,450	2,626,290
5.00%, 06/15/42	785	841,550
5.25%, 06/15/46	790	854,455
4.50%, 06/15/49	4,600	4,616,299
Class BB, 5.00%, 06/15/36	3,750	4,127,720
Class BB, 4.00%, 06/15/37	1,550	1,565,603
Class BB, 4.00%, 06/15/40	6,000	5,912,238
Class BB, 4.00%, 06/15/50	8,290	7,767,978
Series A, (NPFGC), 5.75%, 06/15/24	1,205	1,207,651
Series A, 5.00%, 06/15/30	4,250	4,369,349
Series AA, 5.25%, 06/15/34	1,305	1,325,317
Series AA, 4.00%, 06/15/36	2,565	2,591,130
Series AA, 5.00%, 06/15/38	11,830	11,849,643
Series AA, 5.25%, 06/15/41	5,000	5,084,701
Series AA, 4.00%, 06/15/45	10,980	10,330,236
Series AA, 5.00%, 06/15/45	5,000	5,242,887
Series AA, 4.00%, 06/15/50	13,535	12,521,656
Series BB, 4.00%, 06/15/44	5,100	4,837,330
Series BB, 4.00%, 06/15/50	10,100	9,396,266
Series BB, 5.25%, 06/15/50	19,575	21,123,999
Series C, (AGM), 0.00%, 12/15/32(f)	14,050	10,277,187
Series C, (AMBAC), 0.00%, 12/15/35(f)	8,300	5,287,227
Series C, (AMBAC), 0.00%, 12/15/36(f)	7,210	4,372,276
Series D, 5.00%, 06/15/32	3,300	3,327,772
New Jersey Transportation Trust Fund Authority, RB, CAB, Series A, 0.00%, 12/15/35(f)	6,000	3,845,840
New Jersey Transportation Trust Fund Authority, Refunding RB
4.00%, 12/15/39	4,795	4,740,294
Series A, 4.00%, 06/15/35	1,605	1,642,743
Series A, 5.00%, 12/15/35	2,000	2,130,211
Series A, 4.00%, 06/15/36	3,695	3,754,886
Series A, 5.25%, 06/15/41	4,000	4,419,060
Series AA, 4.25%, 06/15/44	6,170	6,094,740
New Jersey Turnpike Authority, RB
Series A, 5.00%, 01/01/34	2,500	2,605,198
Series A, 4.00%, 01/01/42	4,000	3,977,544
Series A, 4.00%, 01/01/51	5,000	4,712,608
Series B, 5.25%, 01/01/49	2,980	3,256,641
Series E, 5.00%, 01/01/45	8,720	8,762,527
New Jersey Turnpike Authority, Refunding RB
Series A, (AGM), 5.25%, 01/01/29	4,000	4,384,554
Series A, (BHAC-CR AGM), 5.25%, 01/01/29	500	548,857
Series A, (AGM), 5.25%, 01/01/30	4,000	4,461,623
Series A, 4.00%, 01/01/39	7,175	7,294,209
South Jersey Port Corp., ARB
Series A, 5.00%, 01/01/49	4,150	4,264,144
Series B, AMT, 5.00%, 01/01/42	12,870	13,131,962
South Jersey Transportation Authority, RB
Series A, (AGM-CR), 4.00%, 11/01/50	4,260	3,810,289
Series A, Subordinate, (BAM), 4.00%, 11/01/50	2,000	1,858,947
		287,492,455
Utilities — 5.4%
New Jersey Economic Development Authority, RB, AMT, 4.00%, 08/01/59	1,000	830,843
Passaic Valley Sewerage Commission, Refunding RB
Series J, (AGM), 3.00%, 12/01/40	2,060	1,711,861
Security	Par (000)	Value
Utilities (continued)
Passaic Valley Sewerage Commission, Refunding RB (continued)
Series J, (AGM), 3.00%, 12/01/41	$2,110	$ 1,722,504
Series J, (AGM), 3.00%, 12/01/42	2,155	1,729,271
Series J, (AGM), 3.00%, 12/01/43	2,205	1,734,294
Series J, (AGM), 3.00%, 12/01/44	2,255	1,741,196
Series J, (AGM), 3.00%, 12/01/45	2,305	1,754,141
Rahway Valley Sewerage Authority, RB(f)
Series A, (NPFGC), 0.00%, 09/01/26	4,100	3,778,870
Series A, (NPFGC), 0.00%, 09/01/28	6,600	5,691,670
Series A, (NPFGC), 0.00%, 09/01/29	9,650	8,042,784
Series A, (NPFGC), 0.00%, 09/01/31	6,000	4,650,539
Series A, (NPFGC), 0.00%, 09/01/33	5,000	3,581,300
		36,969,273
Total Municipal Bonds in New Jersey		974,879,705
New York — 6.6%
Transportation — 6.6%
Port Authority of New York & New Jersey, ARB
Series 93, 6.13%, 06/01/94	6,000	6,012,389
AMT, 5.00%, 11/01/30	2,000	2,130,455
AMT, 5.00%, 11/01/33	1,030	1,091,637
AMT, 4.00%, 11/01/37	1,715	1,709,549
AMT, 4.00%, 09/01/38	1,085	1,057,493
Series 218, AMT, 5.00%, 11/01/32	3,105	3,294,764
Series 218, AMT, 4.00%, 11/01/47	835	761,665
Series 221, AMT, 4.00%, 07/15/40	1,500	1,441,944
Series 221, AMT, 4.00%, 07/15/50	4,415	3,942,284
Port Authority of New York & New Jersey, Refunding ARB
AMT, 5.00%, 01/15/47	2,720	2,823,611
AMT, 5.00%, 01/15/52	5,000	5,152,191
Series 206, AMT, 5.00%, 11/15/42	4,475	4,579,638
Series 206, AMT, 5.00%, 11/15/47	6,500	6,594,268
Series 223, AMT, 4.00%, 07/15/41	2,530	2,427,724
Series 238, AMT, 5.00%, 07/15/39	1,670	1,798,428
Total Municipal Bonds in New York		44,818,040
Pennsylvania — 2.2%
Transportation — 2.2%
Delaware River Joint Toll Bridge Commission, RB, 5.00%, 07/01/42	2,460	2,539,204
Delaware River Port Authority, RB
5.00%, 01/01/37	7,330	7,338,352
5.00%, 01/01/40	5,000	5,004,362
Total Municipal Bonds in Pennsylvania		14,881,918
Puerto Rico — 5.2%
State — 5.2%
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, RB
Series A-1, Restructured, 4.75%, 07/01/53	2,878	2,807,323
Series A-1, Restructured, 5.00%, 07/01/58	12,951	12,892,633
Series A-2, Restructured, 4.78%, 07/01/58	2,906	2,818,209
Series A-2, Restructured, 4.33%, 07/01/40	12,863	12,546,568
Series B-1, Restructured, 4.75%, 07/01/53	333	324,531
Schedule of Investments

Schedule of Investments (unaudited)(continued)
April 30, 2024
BlackRock MuniHoldings New Jersey Quality Fund, Inc. (MUJ)
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
State (continued)
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, RB (continued)
Series B-2, Restructured, 4.78%, 07/01/58	$618	$ 599,875
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, RB, CAB, Series A-1, Restructured, 0.00%, 07/01/46(f)	11,852	3,693,096
Total Municipal Bonds in Puerto Rico		35,682,235
Total Municipal Bonds — 157.2% (Cost: $1,086,712,007)		1,072,909,039
Municipal Bonds Transferred to Tender Option Bond Trusts(i)
New Jersey — 4.5%
County/City/Special District/School District — 1.7%
Union County Utilities Authority, Refunding RB, Series A, 5.00%, 06/15/41	11,685	11,698,774
State — 2.8%
Garden State Preservation Trust, RB, Series A, 5.75%, 11/01/28	17,920	18,907,625
Total Municipal Bonds in New Jersey		30,606,399
Total Municipal Bonds Transferred to Tender Option Bond Trusts — 4.5% (Cost: $29,983,407)		30,606,399
Total Long-Term Investments — 161.7% (Cost: $1,116,695,414)		1,103,515,438

	Shares
Short-Term Securities
	Money Market Funds — 1.2%
BlackRock Liquidity Funds, MuniCash, Institutional Shares, 3.45%(j)(k)	7,949,890	7,950,685
	Total Short-Term Securities — 1.2% (Cost: $7,950,535)	7,950,685
	Total Investments — 162.9% (Cost: $1,124,645,949)	1,111,466,123
	Other Assets Less Liabilities — 1.0%	6,942,783
	Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (2.9)%	(19,604,173)
	VRDP Shares at Liquidation Value, Net of Deferred Offering Costs — (61.0)%	(416,388,946)
	Net Assets Applicable to Common Shares — 100.0%	$ 682,415,787

(a)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	When-issued security.
(d)	Security is collateralized by municipal bonds or U.S. Treasury obligations.
(e)	U.S. Government securities held in escrow, are used to pay interest on this security as well as to retire the bond in full at the date indicated, typically at a premium to par.
(f)	Zero-coupon bond.
(g)	Issuer filed for bankruptcy and/or is in default.
(h)	Non-income producing security.
(i)	Represent bonds transferred to a TOB Trust in exchange of cash and residual certificates received by the Fund. These bonds serve as collateral in a secured borrowing.
(j)	Affiliate of the Fund.
(k)	Annualized 7-day yield as of period end.
For purposes of this report, industry and sector sub-classifications may differ from those utilized by the Fund for compliance purposes.

Schedule of Investments (unaudited)(continued)
April 30, 2024
BlackRock MuniHoldings New Jersey Quality Fund, Inc. (MUJ)

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended April 30, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 07/31/23	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 04/30/24	Shares Held at 04/30/24	Income	Capital Gain Distributions from Underlying Funds
BlackRock Liquidity Funds, MuniCash, Institutional Shares	$ 104,186,840	$ —	$ (96,244,299)(a)	$ 15,685	$ (7,541)	$ 7,950,685	7,949,890	$ 1,457,552	$ —

(a)	Represents net amount purchased (sold).
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
• Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and
• Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Municipal Bonds	$ —	$ 1,072,909,039	$ —	$ 1,072,909,039
Municipal Bonds Transferred to Tender Option Bond Trusts	—	30,606,399	—	30,606,399
Short-Term Securities
Money Market Funds	7,950,685	—	—	7,950,685
	$7,950,685	$1,103,515,438	$—	$1,111,466,123
The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of period end, such assets and/or liabilities are categorized within the fair value hierarchy as follows:
	Level 1	Level 2	Level 3	Total
Liabilities
TOB Trust Certificates	$—	$(19,284,999)	$—	$(19,284,999)
VRDP Shares at Liquidation Value	—	(417,100,000)	—	(417,100,000)
	$—	$(436,384,999)	$—	$(436,384,999)
Schedule of Investments

Schedule of Investments (unaudited)(continued)
April 30, 2024
BlackRock MuniHoldings New Jersey Quality Fund, Inc. (MUJ)

Portfolio Abbreviation
AGM	Assured Guaranty Municipal Corp.
AGM-CR	AGM Insured Custodial Receipt
AMBAC	AMBAC Assurance Corp.
AMT	Alternative Minimum Tax
ARB	Airport Revenue Bonds
BAM	Build America Mutual Assurance Co.
BHAC-CR	Berkshire Hathaway Assurance Corp. - Custodian Receipt
CAB	Capital Appreciation Bonds
COP	Certificates of Participation
GO	General Obligation Bonds
GTD	GTD Guaranteed
M/F	Multi-Family
NPFGC	National Public Finance Guarantee Corp.
RB	Revenue Bond
S/F	Single-Family
SAB	Special Assessment Bonds
SAW	State Aid Withholding